September 15, 2017
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	United of Omaha Separate Account C
1940 Act Registration Number: 811‑08190
1933 Act Registration Numbers: 033‑72546, 033‑89848, 333‑51051, 333‑54112 and 333‑97073
CIK: 0000915809
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), United of Omaha Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the semi‑annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following semi‑annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Alger Portfolios	0000832566	August 24, 2017
Deutsche Investments VIT Funds	0001006373	August 22, 2017
Deutsche Variable Series I	0000764797	August 22, 2017
Deutsche Variable Series II	0000810573	August 22, 2017
Federated Insurance Series	0000912577	August 28, 2017
MFS® Variable Insurance Trust	0000918571	August 24, 2017
MFS® Variable Insurance Trust II	0000719269	August 24, 2017
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	September 6, 2017
Pioneer Variable Contracts Trust	0000930709	August 28, 2017
T. Rowe Price Equity Series, Inc.	0000918294	August 22, 2017
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 22, 2017
T. Rowe Price International Series, Inc.	0000918292	August 22, 2017
Variable Insurance Products Fund	0000356494	August 23, 2017
Variable Insurance Products Fund II	0000831016	August 23, 2017
Variable Insurance Products Fund III	0000927384	August 23, 2017
Variable Insurance Products Fund V	0000823535	August 25, 2017

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

K. WES SUTER

K. Wes Suter
Associate General Counsel
and Assistant Secretary
United of Omaha Life Insurance Company